Cash and cash equivalents	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	June 30, 2024	December 31, 2023
	€m	€m
Cash and cash equivalents in the Statement of Financial Position	327.7	412.9
Bank overdraft	—	(13.2)
Cash and cash equivalents per Statement of Cash Flows	327.7	399.7
‘Cash and cash equivalents’ comprise cash balances and deposits.